Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity securities - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 35,968	¥ 35,431
Accumulated impairments and downward adjustments	(13,428)	(1,688)
Accumulated upward adjustments	112	18
Impairments and downward adjustments	(11,971)	(159)
Upward adjustments	¥ 94	¥ 18